Goodwill, Intangible Assets and In-Process Revenue Contracts - Carrying Amount of Goodwill for Company's Reportable Segment (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2012
Segment Reporting Information [Line Items]
Goodwill, Beginning balance	$ 203,191	$ 166,539
Impairment loss	(36,652)
Goodwill, Ending balance	166,539	166,539
Shuttle tanker and FSO segment [Member]
Segment Reporting Information [Line Items]
Goodwill, Beginning balance	130,908	130,908
Impairment loss
Goodwill, Ending balance	130,908	130,908
Liquefied Gas Segment [Member]
Segment Reporting Information [Line Items]
Goodwill, Beginning balance	35,631	35,631
Impairment loss
Goodwill, Ending balance	35,631	35,631
Conventional tanker segment [Member]
Segment Reporting Information [Line Items]
Goodwill, Beginning balance	36,652
Impairment loss	(36,652)
Goodwill, Ending balance